Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.88741%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,791,309.86

Principal:
Principal Collections	$27,760,617.86
Prepayments in Full	$12,207,070.32
Liquidation Proceeds	$592,306.14
Recoveries	$8,783.99
Sub Total	$40,568,778.31
Collections	$45,360,088.17

Purchase Amounts:
Purchase Amounts Related to Principal	$82,081.72
Purchase Amounts Related to Interest	$460.16
Sub Total	$82,541.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,442,630.05

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,442,630.05
Servicing Fee	$921,370.73	$921,370.73	$0.00	$0.00	$44,521,259.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,521,259.32
Interest - Class A-2a Notes	$1,069,563.09	$1,069,563.09	$0.00	$0.00	$43,451,696.23
Interest - Class A-2b Notes	$876,993.73	$876,993.73	$0.00	$0.00	$42,574,702.50
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$40,449,108.75
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$40,163,171.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,163,171.25
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$39,968,074.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,968,074.25
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$39,828,465.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,828,465.08
Regular Principal Payment	$52,492,229.06	$39,828,465.08	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$45,442,630.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,828,465.08
Total					$39,828,465.08

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,558,669.92	$86.35	$1,069,563.09	$4.09	$23,628,233.01	$90.44
Class A-2b Notes	$17,269,795.16	$86.35	$876,993.73	$4.38	$18,146,788.89	$90.73
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$39,828,465.08	$30.27	$4,692,794.24	$3.57	$44,521,259.32	$33.84

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$225,964,032.33	0.8649341	$203,405,362.41	0.7785851
Class A-2b Notes	$172,986,819.01	0.8649341	$155,717,023.85	0.7785851
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$988,480,851.34	0.7512509	$948,652,386.26	0.7209810

Pool Information
Weighted Average APR	5.033%	5.052%
Weighted Average Remaining Term	49.61	48.88
Number of Receivables Outstanding	34,614	33,796
Pool Balance	$1,105,644,881.41	$1,064,219,041.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,012,524,240.23	$974,978,200.52
Pool Factor	0.7660109	0.7373103

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$89,240,841.21
Targeted Overcollateralization Amount	$128,230,419.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$115,566,655.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$783,763.64
(Recoveries)		8	$8,783.99
Net Loss for Current Collection Period			$774,979.65
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8411%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2456%
Second Prior Collection Period			0.2918%
Prior Collection Period			0.3436%
Current Collection Period			0.8572%
Four Month Average (Current and Prior Three Collection Periods)			0.4345%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		538	$1,888,928.01
(Cumulative Recoveries)			$21,259.85
Cumulative Net Loss for All Collection Periods			$1,867,668.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1294%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,511.02
Average Net Loss for Receivables that have experienced a Realized Loss			$3,471.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.77%	206	$8,226,534.35
61-90 Days Delinquent	0.17%	37	$1,800,078.46
91-120 Days Delinquent	0.02%	5	$224,220.67
Over 120 Days Delinquent	0.03%	5	$278,501.56
Total Delinquent Receivables	0.99%	253	$10,529,335.04

Repossession Inventory:
Repossessed in the Current Collection Period		22	$1,217,623.21
Total Repossessed Inventory		33	$1,753,509.35

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1105%
Prior Collection Period			0.1156%
Current Collection Period			0.1391%
Three Month Average			0.1217%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2164%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	106	$4,415,387.04
2 Months Extended	136	$6,025,954.92
3+ Months Extended	19	$737,629.37

Total Receivables Extended	261	$11,178,971.33
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer